Capital and Reserves	12 Months Ended
Dec. 31, 2017
Capital and reserves [Abstract]
Disclosure Of Share Capital Reserves And Other EquityInterest Explanatory [Text Block]
16.	Capital and Reserves

Shareholders’ Equity

The following share transactions took place in the year ended December 31, 2017:

1.
On May 30, 2017, the Corporation completed a bought deal financing and issued 4,205,820 flow-through common shares on a private placement basis at a price of $2.15 per share for aggregate gross proceeds of $9,042,513. Share issuance costs were $788,000 including non-cash items of $72,000 related to the valuation of broker warrants;

2.	126,339 stock options were exercised for proceeds of $162,000;

3.	463,078 warrants were exercised for proceeds of $418,000;

4.	289,626 common shares were issued from treasury upon vesting of restricted share units (“RSUs”);

5.	3,000,000 common shares were issued from treasury in consideration to Wheaton for amending the silver stream agreement (see Note 14); and

6.	250,000 common shares were issued from treasury for advisory services rendered (see Note 14).

On July 29, 2016 the Corporation filed a short form base shelf prospectus with the securities commissions in each of the Provinces of British Columbia, Alberta, Saskatchewan, Manitoba and Ontario and a corresponding amendment to its registration statement on Form F-10 (Registration Statement) with the United States Securities and Exchange Commission (SEC) under the U.S./Canada Multijurisdictional Disclosure System, which would allow the Corporation to make offerings of common shares, warrants, subscription receipts and/or units up to an aggregate total of $50,000,000 during the 25-month period following July 29, 2016.

The changes in warrants outstanding are summarized as follows:

Expiry Date	Exercise Price	Balance at December 31, 2016	Issued	Exercised	Balance at December 31, 2017
December 8, 2017	$0.53	323,362	-	(323,362)	-
May 17, 2018	$1.75	5,008,336	-	(139,716)	4,868,620
May 17, 2018	$1.49	60,900	-	-	60,900
May 30, 2019	$2.15	-	126,174	-	126,174

	$1.76	5,392,598	126,174	(463,078)	5,055,694

The following share transactions took place in the year ended December 31, 2016:

a)
On May 17, 2016, the Corporation closed a non-brokered private placement of units of the Corporation ("Units") at a price of $1.20 per Unit pursuant to which the Corporation issued 10,839,972 Units for aggregate gross proceeds of $13,007,966. Each unit consisted of one common share and one-half of one non-transferable warrant, each whole such warrant entitling the holder to purchase one additional common share of the Corporation at a price of $1.75 per share for a period of 24 months following the date of issuance. Share issuance costs were $1,132,000 including non-cash items of $196,000 related to the valuation of broker warrants.

b)	316,669 stock options were exercised for proceeds of $231,000.

c)	4,364,575 warrants were exercised for proceeds of $6,208,000.

d)	202,952 common shares were issued from treasury on the vesting of RSUs.

Equity Incentive Plan

Under the Corporations equity incentive plan (the “Equity Incentive Plan”), the aggregate number of common shares issuable on the exercise of stock options or issuance of RSUs cannot exceed 10% of the number of common shares issued and outstanding. As at December 31, 2017, a total of 6,546,666 stock options and 398,326 RSUs were outstanding under the New Plan and a total of 3,183,093 remain available for future grants.

Incentive Stock Options

Stock options under the Equity Incentive Plan have a maximum term of five years, vesting 25% upon granting and 25% each six months thereafter. The exercise price may not be less than the immediately preceding five day volume weighted average price of the Corporation’s common shares traded through the facilities of the exchange on which the Corporation’s common shares are listed.

The changes in incentive share options outstanding are summarized as follows:

	Weighted average exercise price	Number of shares issued or issuable on exercise	Amount

Balance – December 31, 2016	$2.48	6,175,995	$6,996

Stock options granted	$2.31	1,645,500	-
Share based compensation expense	-	-	2,204
Options exercised	$1.28	(126,332)	(78)
Options forfeited or expired	$4.78	(1,148,497)	(2,864)

Balance – December 31, 2017	$2.06	6,546,666	$6,258

Balance – December 31, 2015	$3.20	4,444,497	$6,906

Stock options granted	$1.11	2,537,500	-
Share based compensation expense	-	-	1,018
Options exercised	$0.72	(316,669)	(111)
Options forfeited or expired	$3.01	(489,333)	(817)

Balance – December 31, 2016	$2.48	6,175,995	$6,996

During the year ended December 31, 2017, the fair value of options at the date of grant was estimated using the Black-Scholes option pricing model, assuming a risk-free interest rate of 1.02% (2016 – 0.53%) per annum, an expected life of options of 4 years (2016 – 4 years), an expected volatility of 73% based on historical volatility (2016 – 70%), an expected forfeiture rate of 2% (2016 – 4%) and no expected dividends (2016 – nil).

Incentive share options outstanding and exercisable at December 31, 2017 are summarized as follows:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Issuable on Exercise	Average Remaining Life (Years)	Average Exercise Price	Number of Shares Issuable on Exercise	Average Exercise Price

$0.60	35,000	1.96	$0.60	35,000	$0.60
$0.60	1,085,333	2.12	$0.60	1,085,333	$0.60
$0.84	1,640,833	3.12	$0.84	1,093,889	$0.84
$1.73	600,000	3.44	$1.73	600,000	$1.73
$1.75	42,000	4.63	$1.75	10,500	$1.75
$1.78	150,000	3.49	$1.78	150,000	$1.78
$1.94	496,500	1.12	$1.94	496,500	$1.94
$2.32	1,601,500	4.09	$2.32	800,750	$2.32
$4.16	336,000	0.06	$4.16	336,000	$4.16
$7.10	556,000	0.03	$7.10	556,000	$7.10
$8.13	3,500	0.35	$8.13	3,500	$8.13

	6,546,666	2.66	$2.06	5,167,472	$2.15

The weighted average share price at the date of exercise for options exercised during the year ended December 31, 2017 was $2.26 (2016 – $1.59).

During the year ended December 31, 2017, the Corporation recorded total share-based compensation expense of $2,204,000 (2016 – $1,018,000) related to incentive share options, of which $369,000 (2016 – $136,000) is recorded to mineral properties, $1,835,000 (2016 – $882,000) has been charged to income.

Subsequent to December 31, 2017, a further 2,464,000 incentive stock options have been granted with an exercise price of $2.07, 333 stock options were exercised, 451,000 stock options expired unexercised and 8,000 stock options were forfeited.

Restricted Share Units

The Corporation has a RSU Plan. RSUs vest one-third upon granting and one third on each of the first and second anniversary dates of the grant date. As at December 31, 2017, a total of 398,326 RSUs were outstanding.

The changes in RSUs outstanding are summarized as follows:

	Number of shares issued or issuable on vesting	Amount

Balance – December 31, 2016	452,951	$220

RSUs granted	235,000	-
Share-based compensation expense recognized	-	524
RSUs vested	(289,625)	(343)

Balance – December 31, 2017	398,326	$401

Balance – December 31, 2015	360,903	$471

RSUs granted	295,000	-
Share-based compensation expense recognized	-	213
RSUs vested	(202,952)	(464)

Balance – December 31, 2016	452,951	$220

During the year ended December 31, 2017 the Corporation granted a total of 235,000 RSUs (2016 – 295,000), with total grant-date fair value determined to be $545,000 (2016 - $268,000). Included in general and administrative expenses for the year ended December 31, 2017 is share-based compensation expense of $524,000 (2016 – $213,000) related to RSU awards.

The weighted average share price at the date of vesting for RSUs during the year ended December 31, 2017 was $2.31 (2016 - $1.04).

Subsequent to December 31, 2017, a total of 177,700 RSUs were granted.